Goodwill - Movements in goodwill (Details) - Goodwill $ in Thousands	12 Months Ended
Sep. 30, 2024 CAD ($)
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 8,724,450
Business acquisitions	439,461
Foreign currency translation adjustment	306,465
Ending balance	9,470,376
Western and Southern Europe
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,555,730
Business acquisitions	0
Foreign currency translation adjustment	79,977
Ending balance	1,635,707
U.S. Commercial and State Government
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,258,377
Business acquisitions	42,055
Foreign currency translation adjustment	(2,175)
Ending balance	1,298,257
Canada
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,142,148
Business acquisitions	0
Foreign currency translation adjustment	0
Ending balance	1,142,148
U.S. Federal
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,090,703
Business acquisitions	397,406
Foreign currency translation adjustment	(3,813)
Ending balance	1,484,296
Scandinavia and Central Europe
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,383,316
Business acquisitions	0
Foreign currency translation adjustment	79,654
Ending balance	1,462,970
U.K. and Australia
Reconciliation of changes in goodwill [abstract]
Beginning balance	896,809
Business acquisitions	0
Foreign currency translation adjustment	84,131
Ending balance	980,940
Finland, Poland and Baltics
Reconciliation of changes in goodwill [abstract]
Beginning balance	604,885
Business acquisitions	0
Foreign currency translation adjustment	32,292
Ending balance	637,177
Northwest and Central-East Europe
Reconciliation of changes in goodwill [abstract]
Beginning balance	532,129
Business acquisitions	0
Foreign currency translation adjustment	25,915
Ending balance	558,044
Asia Pacific
Reconciliation of changes in goodwill [abstract]
Beginning balance	260,353
Business acquisitions	0
Foreign currency translation adjustment	10,484
Ending balance	$ 270,837